COMMITMENTS AND CONTINGENCIES - Commitments (Details) $ in Thousands	Jun. 30, 2021 CAD ($)
Disclosure of contingent liabilities [line items]
Gas, electricity and non-commodity contracts	$ 2,803,137
Not later than one year
Disclosure of contingent liabilities [line items]
Gas, electricity and non-commodity contracts	1,252,345
1-3 years
Disclosure of contingent liabilities [line items]
Gas, electricity and non-commodity contracts	1,247,531
4-5 years
Disclosure of contingent liabilities [line items]
Gas, electricity and non-commodity contracts	238,030
More than 5 years
Disclosure of contingent liabilities [line items]
Gas, electricity and non-commodity contracts	$ 65,231